UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10377

PIMCO Municipal Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices)         (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: April 30, 2007

Date of reporting period: October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholder

PIMCO Municipal Income Fund
PIMCO California Municipal Income Fund
Semi-Annual Report
October 31, 2006

Contents

Letter to Shareholders	1
Performance & Statistics	2-3
Schedules of Investments	4-16
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Notes to Financial Statements	20-25
Financial Highlights	26-27
Matters Relating to the Trustees Consideration of the Investment Management & Portfolio Management Agreements	28-29

PIMCO Municipal Income Funds Letter to Shareholders

December 4, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal Income Fund and PIMCO California Municipal Income Fund (the ‘‘PIMCO Municipal Funds’’ or the ‘‘Funds’’) for the six-month period ended October 31, 2006.

After a difficult period, the bond market picked up in the third quarter of 2006 as the economy slowed and expectations grew that the Federal Reserve (the ‘‘Fed’’) might begin easing. In fact, the Fed left rates unchanged at 5.25% at each of its recent meetings, citing weaknesses in the housing sector and falling energy prices. This came after 17 consecutive increases in short-term interest rates over two years. The apparent end of the Fed’s tightening cycle proved to be a positive for the Funds during the second half of the reporting period.

For specific information on the Funds and their performance during the reporting period, please review the following pages.

If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. You will also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC, the Funds’ sub-adviser, we thank you for investing with us.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 1

PIMCO Municipal Income Fund
Performance & Statistics
October 31, 2006 (unaudited)

Management Review

▪	For the six months ended October 31, 2006, PIMCO Municipal Income Fund increased 6.88% on net asset value (NAV) and 6.79% on market price, compared with 5.66% and 6.10%, respectively, for the Lipper Analytical General Municipal Debt Funds (Leveraged) average.

▪	Municipal bonds, as measured by the Lehman Municipal Bond Index, underperformed the broader national market, as measured by the Lehman Aggregate Bond Index, returning 4.12% and 4.60%, respectively, for the six-month period.

▪	Municipal bond yields declined across all maturities during the reporting period. For example, 5-, 10-, and 30-year AAA General Obligation yields declined by 21, 35 and 29 basis points, respectively. Note that when a bond’s yield declines, its price rises, and vice versa.

▪	Tobacco securitization debt was beneficial to Fund performance during the first half of the reporting period, but it underperformed in the second half due to volatile news from underlying tobacco companies.

▪	Exposure to non-callable zero coupon municipals proved positive for performance.

Total Return(1):	Market Price	Net Asset Value (‘‘NAV’’)
Six months	6.79%	6.88%
1 Year	18.08%	9.94%
Commencement of Operations (6/29/01) to 10/31/06	9.12%	7.87%

Common Share Market Price/NAV Performance:

Commencement of Operations (6/29/01) to 10/31/06

Market Price/NAV:
Market Price	$16.80
NAV	$15.03
Premium to NAV	11.78%
Market Price Yield(2)	5.80%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2006.

2 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO California Municipal Income Fund
Performance & Statistics
October 31, 2006 (unaudited)

Management Review

▪	For the six months ended October 31, 2006, PIMCO California Municipal Income Fund rose 6.86% on net asset value (NAV) and 8.24% on market price, compared with 5.60% and 6.04%, respectively, for the Lipper Analytical California Municipal Debt Funds average.

▪	California municipal bonds, as measured by the Lehman California Municipal Bond Index, outperformed the broader national municipal market, as measured by the Lehman Municipal Bond Index, for the six-month reporting period, returning 4.73% and 4.12%, respectively.

▪	California municipal bond yields declined across all maturities during the reporting period. For example, 5-, 10-, and 30-year General Obligation yields declined by 26, 32 and 19 basis points, respectively. Note that when a bond’s yield declines, its price rises, and vice versa.

▪	California State AAA municipal bond yield declined over the second half of the reporting period. For example, 5-, 10- and 30-year maturities declined by 39, 46 and 45 basis points, respectively.

Total Return(1):	Market Price	Net Asset Value (‘‘NAV’’)
Six months	8.24%	6.86%
1 Year	17.40%	10.13%
Commencement of Operations (6/29/01) to 10/31/06	8.65%	7.43%

Common Share Market Price/NAV Performance:

Commencement of Operations (6/29/01) to 10/31/06

Market Price/NAV:
Market Price	$16.67
NAV	$14.99
Premium to NAV	11.21%
Market Price Yield(2)	5.54%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2006.

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 3

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES–93.6%
	Alabama–2.9%
$ 2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$ 2,660,450
5,500	Daphne Special Care Facs. Financing Auth. Rev., zero coupon, 8/15/28, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	5,156,415
8,000	Huntsville Health Care Auth. Rev., 5.75%, 6/1/31, Ser. A	A2/NR	8,515,440
			16,332,305
	Alaska–1.2%
6,000	Northern Tobacco Securitization Corp. Rev., 5.50%, 6/1/29, (Pre-refunded @ $100, 6/1/11) (a)	Aaa/AAA	6,482,280
	Arizona–1.0%
2,000	Apache Cnty. Industrial Dev. Auth. Rev., Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33, Ser. B	Baa3/B+	2,009,640
3,500	Salt River Project Agricultural Improvement & Power Dist. Rev., 4.75%, 1/1/35, Ser. A	Aa1/AA	3,601,990
			5,611,630
	Arkansas–0.4%
8,500	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/36 (AMBAC)	Aaa/AAA	2,142,850
	California–3.9%
10,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,476,700
10,000	Riverside Cnty. Public Financing Auth., Tax Allocation, 4.50%, 10/1/30, Ser. A (XLCA)	Aaa/AAA	10,065,400
			21,542,100
	Colorado–2.5%
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A,
2,000	5.375%, 12/1/28	Baa3/BBB	2,029,600
1,000	6.00%, 12/1/23	Baa3/BBB	1,070,650
12,400	Health Facs. Auth. Retirement Facs. Rev., zero coupon, 7/15/24	NR/AAA	5,779,268
4,965	Northwest Parkway Public Highway Auth. Rev., 7.125%, 6/15/41, Ser. D	B3/CCC	5,237,132
			14,116,650
	Connecticut–0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB−	1,053,160
	District of Columbia–1.0%
5,325	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	5,710,530
	Florida–1.8%
9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (a)	A2/A+	10,070,190
	Georgia–2.0%
	Municipal Electric Auth. Power Rev. (MBIA-IBC),
9,700	5.50%, 1/1/20	Aaa/AAA	10,828,789
300	5.50%, 1/1/20, Ser. Z, (Pre-refunded @ $100, 1/1/13) (a)	Aaa/AAA	336,795
			11,165,584

4 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Illinois–12.1%
	Chicago, GO, Ser. A (FGIC),
$ 2,935	5.375%, 1/1/34	Aaa/AAA	$ 3,056,304
6,145	5.375%, 1/1/34, (Pre-refunded @ $101, 1/1/09) (a)	Aaa/AAA	6,436,888
10,115	Chicago Board of Education, GO, zero coupon, 12/1/31, Ser. A (FGIC)	Aaa/AAA	3,321,665
2,000	Chicago Water Rev., 5.25%, 11/1/27, (Pre-refunded @ $102, 11/1/07) (FGIC) (a)	Aaa/AAA	2,073,560
	Educational Facs. Auth. Rev.,
1,115	Midwestern Univ., 5.50%, 5/15/18, Ser. B	NR/A−	1,148,595
	Univ. of Chicago,
190	5.25%, 7/1/41	Aa1/AA	201,079
4,810	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	5,192,718
	Finance Auth. Rev., (Pre-refunded @ $101, 11/15/09) (a),
5,000	5.50%, 11/15/29	A2/A+	5,305,100
1,260	5.65%, 11/15/24	A2/A+	1,342,265
	Health Facs. Auth. Rev.,
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	3,160,770
5,425	Silver Cross Hospital, 5.50%, 8/15/25, (Pre-refunded @ $101, 8/15/09) (a)	NR/A	5,748,927
	Lake Cnty. Community High School Dist., GO, Ser. B (FGIC),
5,000	zero coupon, 2/1/19	Aaa/AAA	2,998,450
5,000	zero coupon, 2/1/20	Aaa/AAA	2,857,250
5,690	zero coupon, 2/1/22	Aaa/AAA	2,961,417
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aaa/AAA	8,660,783
3,000	State Sales Tax Rev., 5.125%, 6/15/20, Ser. 1	Aa3/AAA	3,177,180
	Univ. Rev. (FGIC),
1,495	5.25%, 4/1/32	Aaa/AAA	1,576,627
3,505	5.25%, 4/1/32, (Pre-refunded @ $100, 4/1/11) (a)	Aaa/AAA	3,749,158
4,000	Winnebago-Boone ETC Cntys. Rock Valley Community College, Dist. No. 511, GO, 5.30%, 10/1/18, (Partially pre-refunded @ $100, 10/1/10) (FGIC) (a)	Aaa/NR	4,208,600
			67,177,336
	Indiana–1.8%
6,500	Carmel School Building Corp. Rev., 5.00%, 7/15/22 (MBIA)	Aaa/AAA	6,817,850
1,225	Richland-Bean Blossom School Building Corp. Rev., 5.00%, 1/15/22 (FGIC)	Aaa/AAA	1,275,347
1,825	Zionsville Community Schools Building Corp. Rev., 5.00%, 7/15/27, Ser. A (FSA)	NR/AAA	1,924,919
			10,018,116
	Kansas–3.7%
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,346,650
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	15,446,313
			20,792,963
	Kentucky–0.2%
910	Economic Dev. Finance Auth. Hospital Facs. Rev., St. Luke’s Hospital, 6.00%, 10/1/19	A3/A	1,023,959

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 5

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Louisiana–6.2%
$ 4,300	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/A	$ 4,929,391
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	29,667,727
			34,597,118
	Maryland–0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	Aaa/AAA	1,206,580
	Michigan–4.5%
	Detroit, GO, Ser. A-1 (MBIA),
1,000	5.375%, 4/1/15	Aaa/AAA	1,079,220
1,000	5.375%, 4/1/17	Aaa/AAA	1,076,880
5,650	Forest Hills Public Schools, GO, 5.25%, 5/1/18, (Pre-refunded @ $100, 5/1/10) (a)	Aa2/NR	5,957,360
3,000	Mount Clemens Community School Dist., GO, 5.00%, 5/1/31	Aa2/AA	3,122,190
50	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 5.25%, 11/15/35, Ser. M (MBIA)	Aaa/AAA	52,221
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB−	4,010,040
2,000	State Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/BBB+	2,123,340
3,000	Taylor Tax Increment Finance Auth., 5.375%, 5/1/17 (FSA)	Aaa/AAA	3,219,150
6,255	Wayne Charter Cnty. Airport Fac. Rev., 6.75%, 12/1/15 (c)	NR/NR	4,543,319
			25,183,720
	Minnesota–0.6%
	Agricultural & Economic Dev. Board Rev., Health Care System,
95	6.375%, 11/15/29	A2/A	105,522
2,905	6.375%, 11/15/29, (Pre-refunded @ $101, 11/15/10) (a)	A2/A	3,232,568
			3,338,090
	Missouri–0.5%
2,500	Interstate 470 & 350 Transportation Dev. Dist. Rev., 6.35%, 5/1/22	NR/NR	2,542,975
	Nevada–1.4%
3,000	Clark Cnty. Rev., 5.25%, 7/1/34, Ser. B, (Pre-refunded @ $100, 7/1/11) (FGIC) (a)	Aaa/AAA	3,219,840
4,250	Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A, (Pre-refunded @ $100, 7/1/11) (FSA) (a)	Aaa/AAA	4,561,440
			7,781,280
	New Hampshire–0.6%
3,000	State Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB−	3,158,340

6 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	New Jersey–4.1%
	Camden Cnty., Improvement Auth. Rev., Cooper Health System,
$ 240	5.60%, 2/15/07	Baa3/BBB	$ 240,070
875	6.00%, 2/15/27, (Pre-refunded @ $102, 2/15/07) (a)	Baa3/BBB	898,223
16,550	Economic Dev. Auth., Kapkowski Landfill Project, 5.75%, 4/1/31	Baa3/NR	18,387,050
	Economic Dev. Auth. Rev., Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,601,138
490	5.875%, 5/15/16, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	525,461
			22,651,942
	New Mexico–0.5%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	2,527,200
	New York–2.1%
5,000	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	Aa3/AA−	5,818,250
3,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AA+	3,146,940
2,875	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Ba2/BB	2,985,055
			11,950,245
	North Carolina–0.6%
3,000	Capital Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	3,131,340
	Ohio–1.2%
	Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
2,500	5.625%, 10/1/17	Aa3/AA−	2,701,150
2,565	5.75%, 10/1/18	Aa3/AA−	2,779,588
1,235	State Turnpike Commission Rev., 5.50%, 2/15/15	Aa3/AA	1,321,228
			6,801,966
	Pennsylvania–4.2%
	Allegheny Cnty.,
5,780	Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	6,914,672
1,000	Industrial Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30	Baa1/BBB+	1,042,060
1,095	Port Auth. Rev., 5.25%, 3/1/20 (FGIC)	Aaa/AAA	1,167,960
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB−	2,717,449
6,200	Higher Educational Facs. Auth. Rev., 6.00%, 1/15/31, Ser. A	Aa3/A+	6,795,138
4,610	Philadelphia Hospitals & Higher Education Facs. Hospital Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa2/BBB	4,675,646
			23,312,925
	Puerto Rico–2.4%
850	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/35, Ser. B	Baa3/BBB	889,057
1,600	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	1,687,984
10,665	Gov’t Dev. Bank for Puerto Rico Rev., 5.00%, 12/1/08, Ser. B	Baa3/BBB	10,909,442
			13,486,483
	Rhode Island–3.5%
18,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	19,254,060

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 7

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	South Carolina–4.9%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
$3,500	5.50%, 10/1/21	A2/A	$3,712,625
2,000	5.50%, 10/1/26	A2/A	2,118,780
3,000	Jobs Economic Dev. Auth. Hospital Facs. Rev., Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	3,156,600
15,600	Tobacco Settlement Rev., Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	18,236,088
			27,224,093
	Tennessee–0.2%
940	Memphis Health Educational & Housing Fac., Wesley Housing Corp. Project, 6.95%, 1/1/20	NR/NR	901,389
	Texas–13.5%
1,750	Austin Convention Enterprises, Inc., 5.75%, 1/1/32, Ser. B	A3/NR	1,826,650
4,000	Austin Rev., 5.25%, 5/15/31, Ser. A & B (FSA)	Aaa/AAA	4,196,920
2,935	Bell Cnty. Health Fac. Dev. Corp., 5.25%, 11/15/19	NR/A−	2,998,337
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	NR/AAA	3,628,100
	Corpus Christi Refinance & Improvement, GO (FSA),
1,125	5.375%, 3/1/18	Aaa/AAA	1,201,511
1,740	5.375%, 3/1/18, (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	1,865,541
9,000	Cypress-Fairbanks Independent School Dist., GO, 4.80%, 2/15/26, Ser. B (PSF-GTD)	Aaa/AAA	9,392,310
	Duncanville Independent School Dist., GO, Ser. B (PSF-GTD),
20	5.25%, 2/15/32	Aaa/AAA	21,247
3,660	5.25%, 2/15/32, (Pre-refunded @ $100, 2/15/12) (a)	Aaa/AAA	3,949,835
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA) (a)	Aaa/AAA	5,268,500
7,000	Memorial Hermann Healthcare, 6.375%, 6/1/29, (Pre-refunded @ $101, 6/1/11) (a)	A2/A+	7,869,120
2,000	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	2,129,720
4,380	Southlake Park Dev. Corp. Rev., 5.60%, 8/15/31, (Pre-refunded @ $100, 2/15/11) (AMBAC) (a)	Aaa/AAA	4,676,176
4,530	State, GO, 5.30%, 8/1/18, Ser. A	Aa1/AA	4,816,840
19,990	State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	8,809,993
4,920	Univ. Rev., 5.00%, 7/1/26, Ser. B	Aaa/AAA	5,231,633
7,450	Water Dev. Board Rev., 5.125%, 7/15/18	Aaa/AAA	7,472,648
			75,355,081
	Utah–1.3%
7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	7,323,750
	Washington–2.1%
	Cowlitz Cnty. School Dist. No. 458 Kelso, GO, (Pre-refunded @ $100, 12/1/11) (FSA) (a),
985	5.625%, 12/1/14	Aaa/NR	1,080,131
1,225	5.625%, 12/1/16	Aaa/NR	1,343,311

8 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Washington (continued)
$3,415	Kent, GO, 5.375%, 12/1/20 (MBIA)	Aaa/AAA	$3,650,942
5,420	King Cnty. School Dist. No. 1 Seattle, GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,777,070
			11,851,454
	Wisconsin–4.3%
	Badger Tobacco Asset Securitization Corp.,
5,000	5.75%, 6/1/12	Baa3/BBB	5,379,050
9,785	6.00%, 6/1/17	Baa3/BBB	10,461,730
3,515	State, GO, 5.00%, 5/1/22, Ser. A (FGIC)	Aaa/AAA	3,709,907
2,230	State Health & Educational Facs. Auth. Rev., Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	2,302,988
2,250	Wisconsin Health & Educational Facs. Auth., Divine Savior Healthcare Rev., 5.00%, 5/1/32	NR/BBB	2,278,845
			24,132,520
	Total Municipal Bonds & Notes (cost–$482,958,710)		520,952,204
VARIABLE RATE NOTES (f)–6.1%
	Hawaii–0.3%
1,388	City & Cnty. of Honolulu Rev., 9.72%, 7/1/23, Ser. 400 (FGIC) (b)(e)	Aaa/NR	1,649,710
	Illinois–1.2%
2,902	Cook Cnty., GO, 9.72%, 11/15/28, Ser. 458 (FGIC) (b)(e)	Aaa/NR	3,517,511
2,765	Educational Facs. Auth. Rev., 8.024%, 7/1/38 (b)(e)	NR/AA	3,104,763
			6,622,274
	Massachusetts–0.5%
2,000	State Health & Educational Facs. Auth. Rev., 11.202%, 7/1/32 (b)(e)	NR/NR	2,811,100
	Nevada–0.6%
2,440	Washoe Cnty., GO, 9.743%, 1/1/35, Ser. 1241 (MBIA) (b)(e)	Aaa/AAA	3,193,399
	New York–1.9%
224	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 9.83%, 6/15/37, Ser. 1226 (b)(e)	Aa2/NR	286,507
	New York City Municipal Water Finance Auth. Rev.,
2,600	7.36%, 6/15/26 (b)(e)	NR/AA+	3,198,260
6,000	8.868%, 6/15/39	Aa2/AA2	7,303,920
			10,788,687
	Texas–1.2%
	Harris Cnty. Health Facs. Dev. Corp. Rev. (b)(e),
1,720	9.203%, 2/15/26	NR/AA−	2,373,239
3,595	11.60%, 7/1/29, Ser. 357 (MBIA)	Aaa/NR	4,560,257
			6,933,496
	Washington–0.4%
1,800	Seattle, GO, 10.35%, 12/15/28, Ser. 348 (b)(e)	Aa1/NR	2,038,140
	Total Variable Rate Notes (cost–$27,309,433)		34,036,806

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 9

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
U.S. TREASURY BILLS (g)–0.4%
$2,210	4.71%-4.935%, 11/30/06-12/14/06 (cost–$2,198,058)		$2,198,058
OPTIONS PURCHASED (d)–(0.0)%
Contracts
	Put Options–(0.0)%
125	Eurodollar Futures, Chicago Mercantile Exchange, strike price $92, expires 3/19/07 (cost–$1,187)		781
	Total Investments before options written (cost–$512,467,388)–100.1%		557,187,849
OPTIONS WRITTEN (d)–(0.1)%
	Call Options–(0.1)%
836	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $108, expires 11/21/06 (premiums received–$154,033)		(457,187)
	Total Investments net of options written (cost–$512,313,355)–100.0%		$556,730,662

10 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES–87.7%
	ABAG Finance Auth. for Nonprofit Corps.,
$1,000	CP, 5.375%, 2/15/19	NR/BBB	$ 1,045,240
1,000	Rev., 5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A	1,047,440
1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aaa/NR	1,406,204
8,000	California Cnty., Tobacco Settlement Rev., zero coupon, 6/1/28	Baa3/NR	6,732,960
6,405	Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)	Aaa/NR	6,851,749
2,250	Capistrano Unified School Dist., Special Tax, 5.75%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	2,424,577
	Carson, Improvement Board Act 1915, Special Assessment,
3,250	6.35%, 9/2/23	NR/NR	3,360,922
5,000	6.375%, 9/2/31	NR/NR	5,169,700
5,250	Central JT Powers Health Financing Auth., CP, 5.75%, 2/1/31	Baa2/BBB−	5,453,752
4,140	Charter Oak Unified School Dist., GO, 5.00%, 7/1/28, Ser. B, (Pre-refunded @ $100, 7/1/13) (FSA) (a)	Aaa/AAA	4,505,935
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,243,052
600	5.125%, 8/1/19, (Pre-refunded @ $102, 8/1/09) (a)	NR/BBB	635,856
5,000	5.85%, 8/1/33	NR/BBB	5,349,500
2,750	CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,868,277
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)	Aaa/AAA	3,816,605
	East Side Union High School Dist.-Santa Clara Cnty., GO, Ser. E (XLCA),
1,985	zero coupon, 8/1/21	Aaa/AAA	1,016,638
1,490	zero coupon, 8/1/22	Aaa/AAA	726,077
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	Aaa/AAA	10,976,020
14,425	5.25%, 1/1/34	Aaa/AAA	15,171,205
	Foothill/Eastern Corridor Agcy. Rev., Toll Road Rev.,
5,000	zero coupon, 1/15/33	Baa3/BBB−	1,084,050
5,000	zero coupon, 1/15/34	Baa3/BBB−	1,018,950
	Fremont Community Dist., Special Tax,
165	6.00%, 9/1/18	NR/NR	173,994
505	6.00%, 9/1/19	NR/NR	531,699
3,500	6.30%, 9/1/31	NR/NR	3,703,000
	Golden State Tobacco Securitization Corp. Rev.,
17,500	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	19,531,925
10,155	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,654,589
540	7.875%, 6/1/42, Ser. A-3	Baa3/BBB	664,864
	Health Facs. Finance Auth. Rev., Catholic Healthcare West,
875	5.00%, 7/1/28, (Partially pre-refunded @ $101, 7/1/08) (a)	A3/A	891,835
125	5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (a)	A3/A	129,278
	Health Facs. Financing Auth. Rev.,
1,980	5.00%, 7/1/18	A3/A	2,037,044
130	5.00%, 7/1/18, (Pre-refunded @ $101, 7/1/08) (a)	A3/A	134,449

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 11

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$5,315	5.125%, 7/1/18	NR/BBB+	$5,383,404
3,000	5.25%, 10/1/14, Ser. B	A3/AAA	3,125,340
6,250	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (a)	Aaa/AAA	7,117,000
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Aaa/AAA	3,183,060
10,000	5.10%, 9/1/31	Aaa/AAA	10,547,100
1,000	5.125%, 9/1/32	Aaa/AAA	1,059,050
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges Ltd., 6.125%, 9/2/27	NR/NR	1,548,760
6,250	Los Angeles Cnty. Metropolitan Transportation Auth. Rev., 4.75%, 7/1/28, Ser. B, (Pre-refunded @ $101, 7/1/09) (FSA) (a)	Aaa/AAA	6,516,562
	Los Angeles Community Redev. Agcy., Tax Allocation,
520	5.875%, 9/1/26	NR/NR	527,961
325	6.00%, 9/1/31	NR/NR	330,392
3,250	Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E, (Pre-refunded @ $100, 7/1/12) (MBIA) (a)	Aaa/AAA	3,525,892
12,000	Los Angeles Water & Power Rev., 5.25%, 7/1/21, Ser. A-A-1 (FSA)	Aaa/AAA	12,778,440
3,500	Metropolitan Water Dist. of Southern California Rev., Water Works Rev., 5.00%, 7/1/26, Ser. A, (Pre-refunded @ $101, 1/1/08) (a)	Aa2/AA+	3,596,740
5,820	Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)	Aaa/AAA	6,241,368
	Murrieta Valley Unified School Dist., Special Tax,
195	6.30%, 9/1/18	NR/NR	212,993
3,535	6.50%, 9/1/31	NR/NR	3,880,016
6,255	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	6,708,988
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A−	1,148,526
1,010	Pomona Unified School Dist., GO, 6.10%, 2/1/19, Ser. A (MBIA)	Aaa/AAA	1,236,796
1,690	Rancho Etiwanda Public Facs., Special Tax, 6.375%, 9/1/24	NR/NR	1,790,572
	Rancho Mirage Redev. Agcy., Tax Allocation,
1,190	5.50%, 4/1/24	Baa1/BBB+	1,263,542
1,580	5.625%, 4/1/33	Baa1/BBB+	1,677,644
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	536,030
1,350	6.375%, 9/2/26	NR/NR	1,453,626
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	Aaa/AAA	8,812,934
185	Riverside Cnty. Public Auth. Financing, Tax Allocation, 5.625%, 10/1/33	Baa1/A	188,939
575	Roseville, Woodcreek Community Facs. Dist., Special Tax, 6.375%, 9/1/27, (Pre-refunded @ $102, 9/1/10) (a)	NR/NR	643,114
	Sacramento, Special Tax,
2,945	5.70%, 9/1/23	NR/NR	3,006,403
1,350	6.10%, 9/1/21	NR/NR	1,399,424
2,560	6.15%, 9/1/26	NR/NR	2,658,022

12 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$2,000	Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A (CA Mtg. Ins.)	NR/A+	$2,056,180
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	570,381
1,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/32, Ser. A (MBIA)	Aaa/AAA	1,048,530
3,330	San Francisco Bay Area Rapid Transit Dist. Rev., 5.125%, 7/1/36 (AMBAC)	Aaa/AAA	3,480,483
720	San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31	NR/NR	758,362
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	Aaa/AAA	5,269,018
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., Ser. A,
5,000	zero coupon, 1/15/19	Ba2/B	5,040,550
5,000	5.50%, 1/15/28	Ba2/B	5,031,400
230	San Jose, Improved Board Act 1915, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	237,537
5,000	San Jose Unified School Dist., Santa Clara Cnty., GO, 5.125%, 8/1/25, Ser. D, (Pre-refunded @ $101, 8/1/10) (FSA) (a)	Aaa/AAA	5,339,200
	San Juan Unified School Dist., GO (FSA),
9,445	zero coupon, 8/1/22	Aaa/AAA	4,819,028
10,895	zero coupon, 8/1/25	Aaa/AAA	4,827,466
6,110	zero coupon, 8/1/26	Aaa/AAA	2,582,269
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	626,688
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aaa/AAA	1,901,013
1,435	Santa Maria JT Union High School Dist., GO, 5.25%, 8/1/25, Ser. A, (Pre-refunded @ $102, 8/1/15) (FSA) (a)	Aaa/AAA	1,635,699
	Statewide Community Dev. Auth., CP,
8,000	5.375%, 4/1/30	NR/BBB	8,151,920
2,325	6.50%, 7/1/20	A3/A	2,536,110
5,675	6.50%, 7/1/20, (Pre-refunded @ $101, 7/1/08) (a)	A3/A	6,288,354
	Statewide Community Dev. Auth. Rev.,
15,250	5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A+	15,692,402
3,000	5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	3,248,610
4,000	5.50%, 8/15/34, Ser. B	Aa3/AA−	4,287,600
5,600	6.625%, 10/1/31	NR/NR	5,758,536
4,300	6.625%, 11/1/31	NR/NR	4,564,708
2,500	6.75%, 6/1/28	NR/NR	2,633,775
	Tobacco Securitization Auth. Rev., Ser. A, (Pre-refunded @ $100, 6/1/11) (a)
1,500	5.25%, 6/1/31	Aaa/AAA	1,611,420
9,300	5.375%, 6/1/41	Aaa/AAA	10,039,536
1,650	Town of Apple Valley, CP, 5.375%, 6/1/21 (CA Mtg. Ins.)	NR/A+	1,760,946
	Tustin Unified School Dist., Special Tax,
2,345	5.50%, 9/1/22	NR/NR	2,391,572
2,520	5.60%, 9/1/29	NR/NR	2,592,425
2,000	5.625%, 9/1/32	NR/NR	2,053,940

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 13

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Univ. Rev.,
$10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aaa/AAA	$10,481,900
7,000	5.125%, 9/1/31, Ser. O (FGIC)	Aaa/AAA	7,369,810
3,750	West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31, (Pre-refunded @ $101, 6/1/10) (a)	Baa2/NR	4,044,862
	Total California Municipal Bonds & Notes (cost–$336,510,634)		365,188,254
OTHER MUNICIPAL BONDS & NOTES–8.1%
	Illinois–1.4%
	Educational Facs. Auth. Rev., Univ. of Chicago,
5,260	5.00%, 7/1/33	Aa1/AA	5,495,806
240	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	259,730
			5,755,536
	Iowa–2.1%
8,700	Tobacco Settlement Auth. Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	8,554,710
	Louisiana–0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,861,212
	New Jersey–1.6%
	Tobacco Settlement Financing Corp. Rev.,
1,685	6.00%, 6/1/37	Baa3/BBB	1,824,788
2,210	6.125%, 6/1/42	Baa3/BBB	2,406,911
2,315	6.375%, 6/1/32	Baa3/BBB	2,586,179
			6,817,878
	New York–0.5%
2,000	State Dormitory Auth. Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,286,700
	Puerto Rico–1.6%
	Electric Power Auth., Power Rev.,
1,250	5.125%, 7/1/29, Ser. NN	A3/BBB+	1,318,738
5,000	5.25%, 7/1/29, Ser. HH (FSA)	Aaa/AAA	5,315,400
			6,634,138
	Rhode Island–0.4%
1,500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	1,610,580
	South Carolina–0.1%
340	Tobacco Settlement Rev., Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	397,453
	Total Other Municipal Bonds & Notes (cost–$30,670,045)		33,918,207
CALIFORNIA VARIABLE RATE NOTES (b)(e)(f)–2.7%
1,600	Golden State Tobacco Securitization Corp. Rev., 9.91%, 6/1/38, Ser. 1436 (FGIC)	Aaa/AAA	2,019,920
1,000	Los Angeles Water & Power Rev., 8.66%, 7/1/30, Ser. 1243 (FSA)	Aaa/AAA	1,168,300

14 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$4,001	Los Angeles Wastewater System Rev., 9.88%, 6/1/28, Ser. 318 (FGIC)	Aaa/NR	$4,677,769
1,000	Sacramento Cnty. Sanitation Dist. Rev., 9.62%, 8/1/13, Ser. 1034 (MBIA)	NR/AAA	1,323,800
2,000	Univ. Rev., 8.64%, 5/15/35, Ser. 1119 (FSA)	NR/AAA	2,241,500
	Total California Variable Rate Notes (cost–$9,869,930)		11,431,289
OTHER VARIABLE RATE NOTES (e)(f)–1.3%
	Illinois–1.3%
4,000	Chicago Rev., 10.413%, 5/1/14, Ser. 1419 (AMBAC) (cost–$4,422,309)	NR/NR	5,295,000
U.S. TREASURY BILLS (g)–0.2%
670	4.74%-4.87%, 11/30/06-12/14/06 (cost–$666,256)		666,256
	Total Investments before options written (cost–$382,139,174)–100.0%		416,499,006
OPTIONS WRITTEN (d)–(0.0)%
Contracts
	Call Options–(0.0)%
223	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $108, expires 11/21/06 (premiums received–$41,088)		(121,953)
	Total Investments net of options written (cost–$382,098,086)–100.0%		$416,377,053

See accompanying Notes to Financial Statements | 10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 15

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2006 (unaudited)

Notes to the Schedules of Investments:

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Security in default.

(d)	Non-income producing.

(e)	Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Bonds (‘‘RITES’’) – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(f)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2006.

(g) All or partial amount segregated as collateral for futures contracts and/or in options written.

Glossary:

ACA – insured by American Capital Access Holding Ltd.

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St. Mtg. – insured by California State Mortgage

CR – Custodian Receipt

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GTD – Guaranteed

GO – General Obligation Bond

IBC – Insurance Bond Certificate

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

TCRS – Temporary Custodian Receipts

XLCA – insured by XL Capital Assurance

16 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
Statements of Assets and Liabilities
October 31, 2006 (unaudited)

	Municipal	California Municipal
Assets:
Investments, at value (cost–$512,467,388 and $382,139,174, respectively)	$557,187,849	$416,499,006
Interest receivable	10,284,091	5,882,865
Receivable for investments sold	5,958,343	—
Prepaid expenses	13,247	10,968
Total Assets	573,443,530	422,392,839
Liabilities:
Dividends payable to common and preferred shareholders	2,069,528	1,421,144
Payable to custodian	1,180,957	1,529,655
Options written, at value (premiums received–$154,033 and $41,088, respectively)	457,187	121,953
Payable for variation margin on futures contracts	260,300	58,281
Investment management fees payable	239,847	176,590
Accrued expenses	191,193	97,940
Total Liabilities	4,399,012	3,405,563
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 8,000 and 6,000 shares issued and outstanding, respectively)	200,000,000	150,000,000
Net Assets Applicable to Common Shareholders	$369,044,518	$268,987,276
Composition of Net Assets Applicable to Common Shareholders:
Common Stock (no par value): Paid-in-capital	$348,982,552	$254,828,570
Undistributed net investment income	4,737,964	2,365,186
Accumulated net realized loss on investments	(28,230,023)	(22,164,134)
Net unrealized appreciation of investments, futures contracts and options written	43,554,025	33,957,654
Net Assets Applicable to Common Shareholders	$369,044,518	$268,987,276
Common Shares Outstanding	24,561,909	17,950,284
Net Asset Value Per Common Share	$15.03	$14.99

See accompanying Notes to Financial Statements | 10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 17

PIMCO Municipal Income Funds
Statements of Operations
For the six months ended October 31, 2006 (unaudited)

	Municipal	California Municipal
Investment Income:
Interest	$14,885,994	$10,915,214
Expenses:
Investment management fees	1,924,987	1,417,717
Auction agent fees and commissions	258,146	193,679
Custodian and accounting agent fees	72,941	51,522
Shareholder communications	28,182	21,790
Audit and tax services	20,633	16,464
Trustees’ fees and expenses	19,161	16,104
Transfer agent fees	12,797	11,768
New York Stock Exchange listing fees	12,531	12,371
Legal fees	8,076	5,152
Insurance expense	6,305	4,793
Investor relations	2,016	2,744
Miscellaneous	228	988
Total expenses	2,366,003	1,755,092
Less: investment management fees waived	(563,240)	(414,812)
custody credits earned on cash balances	(35,044)	(7,602)
Net expenses	1,767,719	1,332,678

Net Investment Income	13,118,275	9,582,536
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(741,125)	18,964
Futures contracts	(793,864)	(221,568)
Options written	614,483	183,743
Net change in unrealized appreciation/depreciation of: Investments	15,597,924	9,926,813
Futures contracts	(526,507)	262,578
Options written	(159,336)	(40,468)
Net realized and change in unrealized gain on investments, futures contracts and options written	13,991,575	10,130,062
Net Increase in Net Assets Resulting from Investment Operations	27,109,850	19,712,598
Dividends on Preferred Shares from Net Investment Income	(3,391,374)	(2,326,687)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$23,718,476	$17,385,911

18 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal		California Municipal
	Six Months ended October 31, 2006 (unaudited)	Year ended April 30, 2006	Six Months ended October 31, 2006 (unaudited)	Year ended April 30, 2006
Investment Operations:
Net investment income	$13,118,275	$26,839,436	$9,582,636	$18,666,273
Net realized gain (loss) on investments, futures contracts and options written	(920,506)	(402,201)	(18,861)	(383,457)
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	14,912,081	(4,710,125)	10,148,923	(540,907)
Net increase in net assets resulting from investment operations	27,109,850	21,727,110	19,712,598	17,941,909
Dividends on Preferred Shares from Net investment income	(3,391,374)	(5,231,157)	(2,326,687)	(3,616,030)
Net increase in net assets applicable to common shareholders resulting from investment operations	23,718,476	16,495,953	17,385,911	14,325,879
Dividends on Common Shareholders from Net investment income	(11,956,300)	(23,781,657)	(8,283,432)	(16,498,449)
Capital Share Transactions:
Reinvestment of dividends	1,405,528	2,463,094	757,373	1,322,388
Total increase (decrease) in net assets applicable to common shareholders	13,167,704	(4,822,610)	9,859,852	(850,182)
Net Assets Applicable to Common Shareholders:
Beginning of period	355,876,814	360,699,424	259,127,424	259,977,606
End of period (including undistributed (dividends in excess of) net investment income of $4,737,964 and $6,967,363; $2,365,186 and $3,392,769; respectively)	$369,044,518	$355,876,814	$268,987,276	$259,127,424
Common Shares Issued in Reinvestment of Dividends:	88,807	162,728	49,727	89,328

See accompanying Notes to Financial Statements | 10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 19

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund (‘‘Municipal’’) and PIMCO California Municipal Income Fund (‘‘California Municipal’’), collectively referred to as the ‘‘Funds’’, were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’), serves as the investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global’’). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Funds have an unlimited amount of no par value common stock authorized.

Under normal market conditions, Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In July 2006, the Financial Accounting Standards Board issued interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Funds’ management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (‘‘SFAS’’) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing SFAS 157 against their current valuation policies to determine future applicability.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity,

20 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum ‘‘initial margin’’ requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions

The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 21

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

(g) Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Bonds (‘‘RITES’’)

The Funds invest in RIBS and RITES whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in RIBS and RITES typically will involve greater risk than an investment in a fixed-rate bond. The Funds may also invest in RIBS and RITES for the purpose of increasing their leverage.

(h) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery basis transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, consequently, such fluctuations are taken into account when determining net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager/Sub-Adviser

Each Fund has entered into an Investment Management Agreement (the ‘‘Agreements’’) with the Investment Manager. Subject to the supervision by each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the ‘‘Sub-Adviser’’) to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Funds investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.37% of each Funds’ average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.28% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, for the twelve-month period ended June 30, 2007, and will receive an increasing amount not to exceed 0.37% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through June 30, 2009.

22 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2006 (unaudited)

3. Investments in Securities

For the six months ended October 31, 2006, purchases and sales of investments, other than short-term securities, were:

	Municipal	California Municipal
Purchases	$44,327,291	$15,627,788
Sales	47,476,655	13,521,226

(a) Futures contracts outstanding at October 31, 2006:

Fund	Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Municipal	Long: Financial Future Euro — 90 day	$440	6/18/07	$(26,025)
	Financial Future Euro — 90 day	440	9/17/07	46,400
	Financial Future Euro — 90 day	440	12/17/07	97,000
	Financial Future Euro — 90 day	440	3/17/08	119,000
	Short: U.S. Treasury Bond Futures	(296)	12/19/06	(767,750)
	U.S. Treasury Notes 10 yr. Futures	(368)	12/19/06	(331,907)
				$(863,282)
California Municipal	Long: Financial Future Euro — 90 day	$213	6/18/07	$(31,326)
	Financial Future Euro — 90 day	213	9/17/07	2,838
	Financial Future Euro — 90 day	213	12/17/07	27,275
	Financial Future Euro — 90 day	213	3/17/08	37,900
	Short: U.S. Treasury Bond Futures	(96)	12/19/06	(249,000)
	U.S. Treasury Notes 10 yr. Futures	(109)	12/19/06	(109,000)
				$(321,313)

(b) Transactions in options written for the six months ended October 31, 2006:

	Contracts	Premiums
Municipal:
Options outstanding, April 30, 2006	2,141	$544,557
Options written	2,782	404,240
Options expired	(2,510)	(491,749)
Options terminated in closing purchase transactions	(1,577)	(303,015)
Options outstanding, October 31, 2006	836	$154,033

California Municipal:
Options outstanding, April 30, 2006	555	$139,915
Options written	887	118,680
Options expired	(821)	(143,691)
Options terminated in closing purchase transactions	(398)	(73,816)
Options outstanding, October 31, 2006	223	$41,088

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal	$512,467,388	$46,479,647	$1,759,186	$44,720,461
California Municipal	382,139,174	34,359,832	—	34,359,832

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 23

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2006 (unaudited)

5. Auction Preferred Shares

Municipal has issued 1,600 shares of Preferred Shares Series A, 1,600 shares of Preferred Shares Series B, 1,600 shares of Preferred Shares Series C, 1,600 shares of Preferred Shares Series D and 1,600 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal has issued 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares Series C, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

For the six months ended October 31, 2006, the annualized dividend rates ranged from:

	High	Low	At October 31, 2006
Municipal:
Series A	3.85%	3.00%	3.40%
Series B	3.88%	2.13%	3.25%
Series C	4.00%	3.10%	3.20%
Series D	3.99%	2.11%	3.10%
Series E	4.00%	3.00%	3.25%
California Municipal:
Series A	3.80%	2.50%	2.75%
Series B	3.90%	2.00%	3.30%
Series C	3.60%	2.00%	2.95%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On November 1, 2006, the following dividends were declared to common shareholders payable December 1, 2006 to shareholders of record on November 13, 2006:

Municipal	$0.08125 per common share
California Municipal	$0.077 per common share

On December 1, 2006 the following dividends were declared to common shareholders payable December 29, 2006 to shareholders of record on December 11, 2006:

Municipal	$0.08125 per common share
California Municipal	$0.077 per common share

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the ‘‘Commission’’), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged ‘‘market timing’’ arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance ‘‘shelf-space’’ arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market

24 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2006 (unaudited)

7. Legal Proceedings (continued)

timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 25

PIMCO Municipal Income Fund
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended October 31, 2006 (unaudited)		Year Ended					For the period June 29, 2001* through April 30, 2002
			April 30, 2006	April 30, 2005	April 30, 2004	April 30, 2003
Net asset value, beginning of period	$14.54		$14.84	$14.11	$14.03	$14.22		$14.33	**
Investment Operations:
Net investment income	0.53		1.10	1.15	1.16	1.19		0.91
Net realized and change in unrealized gain (loss) on investments, futures contracts, and options written	0.59		(0.21)	0.68	(0.03)	(0.26)		(0.07)
Total from investment operations	1.12		0.89	1.83	1.13	0.93		0.84
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.14)		(0.21)	(0.12)	(0.07)	(0.10)		(0.09)
Net realized gains	—		—	—	—	(0.00	) †	(0.00	) †
Total dividends and distributions on preferred shares	(0.14)		(0.21)	(0.12)	(0.07)	(0.10)		(0.09)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.98		0.68	1.71	1.06	0.83		0.75
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.49)		(0.98)	(0.98)	(0.98)	(0.98)		(0.71)
Net realized gains	—		—	—	—	(0.04)		(0.02)
Total dividends and distributions to common shareholders	(0.49)		(0.98)	(0.98)	(0.98)	(1.02)		(0.73)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital	—		—	—	—	—		(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital	—		—	—	—	—		(0.10)
Total capital share transactions	—		—	—	—	—		(0.13)
Net asset value, end of period	$15.03		$14.54	$14.84	$14.11	$14.03		$14.22
Market price, end of period	$16.80		$16.22	$14.64	$13.55	$14.22		$14.70
Total Investment Return (1)	6.79%		18.13%	15.68%	2.15%	3.79%		3.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$369,045		$355,877	$360,699	$341,784	$337,688		$338,703
Ratio of expenses to average net assets (2)(3)(5)	1.00	%(4)	0.98%	0.97%	0.98%	1.00%		0.91	%(4)
Ratio of net investment income to average net assets (2)(5)	7.26	%(4)	7.41%	7.97%	8.22%	8.21%		7.64	%(4)
Preferred shares asset coverage per share	$71,122		$69,462	$70,077	$67,719	$67,206		$67,332
Portfolio turnover	8%		13%	11%	16%	27%		39%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

†	Less than $0.005 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Annualized.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.31% (annualized) and 6.95% (annualized), respectively, for the six months ended October 31, 2006; 1.30% and 7.09%, respectively, for the year ended April 30, 2006; 1.28% and 7.66%, respectively, for the year ended April 30, 2005; 1.30% and 7.91%, respectively, for the year ended April 30, 2004; 1.32% and 7.89%, respectively for the year ended April 30, 2003; and 1.21% (annualized) and 7.34% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.

26 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended October 31, 2006 (unaudited)		Year Ended				For the period June 29, 2001* through April 30, 2002
			April 30, 2006	April 30, 2005	April 30, 2004	April 30, 2003
Net asset value, beginning of period	$14.48		$14.60	$13.92	$14.17	$14.00	$14.33	**
Investment Operations:
Net investment income	0.53		1.05	1.07	1.05	1.12	0.83
Net realized and change in unrealized gain (loss) on investments, futures contracts, and options written	0.57		(0.05)	0.64	(0.31)	0.07	(0.25)
Total from investment operations	1.10		1.00	1.71	0.74	1.19	0.58
Dividends and Distributions on Preferred Shares from Net Investment Income:	(0.13)		(0.20)	(0.11)	(0.07)	(0.10)	(0.09)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.97		0.80	1.60	0.67	1.09	0.49
Dividends and Distributions to Common Shareholders from Net Investment Income:	(0.46)		(0.92)	(0.92)	(0.92)	(0.92)	(0.68)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital	—		—	—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital	—		—	—	—	—	(0.11)
Total capital share transactions	—		—	—	—	—	(0.14)
Net asset value, end of period	$14.99		$14.48	$14.60	$13.92	$14.17	$14.00
Market price, end of period	$16.67		$15.87	$14.20	$13.19	$14.15	$14.71
Total Investment Return (1)	8.24%		18.93%	15.05%	(0.28)%	2.64%	2.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$268,987		$259,127	$259,978	$247,857	$251,831	$246,682
Ratio of expenses to average net assets (2)(3)(5)	1.02	%(4)	0.99%	1.00%	1.01%	1.03%	0.94	%(4)
Ratio of net investment income to average net assets (2)(5)	7.27	%(4)	7.19%	7.56%	7.53%	7.89%	7.03	%(4)
Preferred shares asset coverage per share	$69,820		$68,164	$68,319	$66,306	$66,967	$66,109
Portfolio turnover	3%		8%	5%	25%	15%	45%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Annualized.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.33% (annualized) and 6.96% (annualized), respectively, for the six months ended October 31, 2006; 1.31% and 6.87%, respectively, for the year ended April 30, 2006; 1.31% and 7.25%, respectively, for the year ended April 30, 2005; 1.33% and 7.21%, respectively, for the year ended April 30, 2004; 1.34% and 7.58%, respectively for the year ended April 30, 2003; and 1.24% (annualized) and 6.73% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.

See accompanying Notes to Financial Statements | 10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 27

PIMCO Municipal Income Funds
Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the ‘‘Trustees’’) and a majority of the non-interested (‘‘Independent’’) Trustees, voting separately, approve the Funds’ Management Agreements (the ‘‘Advisory Agreements’’) with the Investment Manager and Portfolio Management Agreements (the ‘‘Sub-Advisory Agreements’’, and together with the Advisory Agreements, the ‘‘Agreements’’) between the Investment Manager and the Sub-Adviser. The Trustees met on June 20 and 21, 2006 (the ‘‘contract review meeting’’) for the specific purpose of considering whether to approve the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting (the ‘‘Meeting’’).

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2006.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with the Meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2006, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the Meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

28 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

PIMCO Municipal Income Funds
Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper Inc. peers as to performance and management fee expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Funds comparatively to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that Municipal had outperformed its peer median and average group for the one-year and three-year periods ended April 30, 2006. The Trustees also noted that Municipal’s expense ratio (after taking into account waivers) was below the median and average for its peer group.

The Trustees noted that California Municipal outperformed its peer median and average group for the one-year and three-year periods ended April 30, 2006. The Trustees also noted that California Municipal’s expense ratio (after taking into account waivers) including the effect of preferred shares was significantly below the average and median for its peer group and excluding the effect of preferred shares was slightly below the median and average for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of each Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenge in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Fund’s total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called ‘‘fall-out benefits’’ to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

10.31.06 | PIMCO Municipal Income Funds Semi-Annual Report 29

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30 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.06

Trustees and Principal Officers

Robert E. Connor Trustee	Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Paul Belica Trustee	Thomas J. Fuccillo Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II Trustee	Youse E. Guia Chief Compliance Officer
Hans W. Kertess Trustee, Chairman of the Board of Trustees	Kathleen Chapman Assistant Secretary
John C. Maney Trustee	William Healey Assistant Secretary
William B. Ogden IV Trustee	Richard Kirk Assistant Secretary
R. Peter Sullivan III Trustee	Lagan Srivastava Assistant Secretary
Brian S. Shlissel President & Chief Executive Officer

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund and PIMCO California Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (‘‘SEC’’) for the first and third quarter of its fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge upon request by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at sec.gov.

On December 30, 2005, the Funds submitted a CEO annual certification to the New York Stock Exchange (‘‘NYSE’’) on which the Funds’ principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules each Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May yet Be Purchased Under the Plans or Programs
May 2006	N/A	15.53	15,163	N/A
June 2006	N/A	15.39	15,857	N/A
July 2006	N/A	16.21	14,787	N/A
August 2006	N/A	15.99	14,614	N/A
September 2006	N/A	16.06	14,222	N/A
October 2006	N/A	15.84	14,164	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and have concluded that the Registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing. However subsequent to the Fund’s fiscal period ended October 31, 2006 as discussed below, the Registrant has enhanced controls related to the identification of relevant contractual terms and conditions of transfers of securities in connection with the purchase by the Registrant of certain inverse floating rate obligations that require accounting treatment under Statement of Financial Accounting Standards No. 140 (‘‘Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities’’) (‘‘SFAS 140’’).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting. In December 2006, the principal executive and financial officers became aware of matters relating to the Registrant’s purchase of certain inverse floating rate obligations that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of the relevant contractual terms and conditions of transfers of securities in connection with the purchase of certain inverse floating rate obligations were not effective in identifying whether these transfers qualified for sale accounting under the provisions of SFAS 140. The Registrant’s management is taking such further actions as are necessary to revise its controls and procedures in order to increase the effectiveness of these controls and procedures in identifying such transactions that require accounting treatment under SFAS 140.

ITEM 12. EXHIBITS

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By    /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date April 17, 2007

By    /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date April 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date April 17, 2007

By    /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date April 17, 2007